Note 24 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Bullion sales receivable	$ 4,528	$ 1,311
VAT receivables	3,162	2,278
Deferred consideration on the disposal of subsidiary (Note 23.2)	0	1,100
Deposits for stores, equipment and other receivables	248	273
Total trade and other current receivables	$ 7,938	$ 4,962